Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Activity of Stock Option in 2019 Plan

   The following tables summarizes the activity of stock options for the years ended December 31, 2021, 2020, and 2019:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2018	1,703,908	$21.44
Options granted during the period	250,000	$9.14
Options exercised during the period	(13,014)	$9.70
Options expired during the period	(113,917)	$23.73
Options forfeited during the period	(19,312)	$14.08
Balances, December 31, 2019	1,807,665	$19.76
Options exercised during the period	(113,960)	$11.36
Options expired during the period	(130,711)	$26.14
Options forfeited during the period	(33,968)	$12.40
Balances, December 31, 2020	1,529,026	$19.90
Options exercised during the period	(477,103)	$18.95
Options expired during the period	(40,000)	$32.70
Options forfeited during the period	(19,128)	$10.74
Balances, December 31, 2021	992,795	20.02
Options exercisable at December 31, 2021	833,186	$21.98
Options vested and expected to vest at December 31, 2021	986,011	$20.09

Fair Value of Stock Option/PSU Awards Granted Assumptions Used

The Company did not grant any stock options during the years ended December 31, 2021 and 2020. The estimated weighted average grant date fair value of share options granted during 2019 was $4.47 per share, and was estimated using the Black-Scholes option pricing model for the year ended December 31, 2019 with the following assumptions.:

2019
Risk-free interest rates	1.7%
Expected terms (in years)	5.5
Expected common share price volatilities	52.9%
Expected dividends	0.0%
Expected forfeitures	3.4%

There were no PSU awards granted during the year ended December 31, 2019. The fair value of PSU awards granted during the years ended December 31, 2021 and 2020 were determined using the Monte Carlo simulation valuation model that incorporated multiple valuation assumptions, including the probability of achieving the specified market condition and the following assumptions.:

	2021	2020
Risk-free interest rates	0.54%	0.16%
Expected common share price volatilities	59.80%	57.40%
Expected dividends	0.0%	0.0%

Summary of Activity of RSU and PSU Awards Under the 2019 Plan

The following tables summarizes the activity of RSU and PSU awards for the years ended December 31, 2021, 2020, and 2019:

	RSU	PSU (1)	Total	Weighted average grant date fair value
Balances, December 31, 2018	640,750	—	640,750	$14.20
Share units granted during the period	309,192	—	309,192	$9.20
Share units vested during the period	(281,377)	—	(281,377)	$13.97
Share units forfeited during the period	(10,945)	—	(10,945)	$14.32
Balances, December 31, 2019	657,620	—	657,620	$11.95
Share units granted during the period	200,868	183,560	384,428	$16.96
Share units vested during the period	(300,404)	—	(300,404)	$12.08
Share units forfeited during the period	(19,743)	—	(19,743)	$12.62
Balances, December 31, 2020	538,341	183,560	721,901	$14.55
Share units granted during the period	102,956	104,834	207,790	$44.62
Share units vested during the period (2)	(278,684)	(7,004)	(285,688)	$12.32
Share units forfeited during the period	(18,753)	—	(18,753)	$12.70
Balances, December 31, 2021	343,860	281,390	625,250	$25.37
Total share units outstanding and expected to vest at December 31, 2021			590,615	$25.12

(1)

The grant date fair value of PSU awards granted during 2021 and 2020 were $55.85 per share and $22.06 per share, respectively. On the settlement date for each measurement period of market-based awards, grantees may receive shares equal to 0% to 200% of the awards granted depending upon the achievement of certain market criteria based on the Company’s TSR relative to the peer group during the three-year performance period.

(2)	As of December 31, 2021, an incremental fair value expense of $577 was recognized for certain awards that were modified to accelerate vesting upon retirement.